Commitments and Contingencies - Aggregate Future Minimum Lease Payments Under Non-cancelable Operating Leases (Detail) $ in Thousands	Dec. 30, 2014 USD ($)
Leases Future Minimum Payments [Line Items]
2015	$ 10,584
2016	11,473
2017	11,141
2018	11,211
2019	10,994
Thereafter	40,090
Operating Leases, Future Minimum Payments Due, Total	95,493
Deemed Landlord Leases [Member]
Leases Future Minimum Payments [Line Items]
2015	292
2016	292
2017	292
2018	241
2019	212
Thereafter	516
Operating Leases, Future Minimum Payments Due, Total	$ 1,845